Share-Based Compensation - Summary of the RSU Activity (Details) - 2021 Equity Plan [Member]	3 Months Ended
Sep. 30, 2021 shares
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, outstanding beginning balance	0
Number of units, granted	45,000
Number of units, vested	0
Number of units, outstanding ending balance	45,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, outstanding beginning balance	0
Number of units, granted	2,918,084
Number of units, vested	0
Number of units, outstanding ending balance	2,918,084